Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER GAINS (LOSSES)
Gain on sale of Electrogas			$ 105,311,912
Gain on sale of Property, Plant and Equipment	$ 1,530,689	$ 3,024,549	7,779,531
Gain on sale of investment properties	262,512	385,830	149,753
Other gains (losses)	$ 1,793,201	$ 3,410,379	$ 113,241,196